Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Type (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Abstract]
Conditional advances	€ 1,321	€ 1,181	€ 1,182
Bank loans	62	799	1,534
Financial liabilities related to finance leases		39	116
Bank overdrafts			11
Other	38
Total financial liabilities	€ 1,421	€ 2,019	€ 2,843